Derivatives	12 Months Ended
Mar. 31, 2013
Derivatives

18. Derivatives:

NIDEC manages the exposures to fluctuations in foreign exchange rate, interest rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, currency option contracts, interest rate swap agreement and commodities agreements. NIDEC does not hold derivative financial instruments for trading purpose. NIDEC is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

Cash flow hedges

NIDEC uses foreign exchange forward contracts, interest rate swap agreements and commodities agreements designated as cash flow hedges to protect against a portion of foreign exchange rate risks, interest rate risks and commodity prices risks inherent in its forecasted transactions related to purchase commitments.

Derivatives not designated as hedges

NIDEC is unable or has elected not to apply hedge accounting to some of these derivatives from time to time. The changes in the fair value of these contracts are recorded in ‘Other income (expense)’.

The Contractual Amounts Outstanding of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥7,609	¥7,403
Interest rate swap agreements	—	32,205
Commodity futures	3,102	3,739

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥—	¥149
Currency option contracts	—	231

Fair Values of Derivative Instruments

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥165	¥659
Commodity futures	Other current assets	22	—

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current liabilities	¥—	¥22
Interest rate swap agreements	Other current liabilities	—	20
Commodity futures	Other current liabilities	44	181

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥—	¥16
Currency option contracts	Other current assets	—	10

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Foreign exchange forward contracts	¥152	¥(68)	¥277
Interest rate swap agreements	—	—	(6)
Commodity futures	67	(78)	(102)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Cost of sales	¥55	¥17	¥81
Interest rate swap agreements	Interest expense	—	—	(4)
Commodity futures	Cost of sales	64	(196)	(183)

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2013.

A net gain of ¥178 million in accumulated other comprehensive income at March 31, 2013 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2013, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 33 months.

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥2	¥—	¥22
Currency option contracts	Foreign exchange gain (loss), net	—	—	40
Interest rate currency swap agreements	Other, net	(1)	2	—